Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Expenses By Nature Tables Abstract
Expenses by nature

	2018	2017	2016
Personnel expense	16,702	17,869	18,552
Marketing	8,291	5,916	5,277
Depreciation and amortization	7,062	4,045	2,707
Hosting and software licences	4,110	2,075	1,999
Professional services	1,281	1,389	1,628
Premises	1,036	1,053	1,235
Insurance and licenses	1,091	470	391
Others	3,506	2,899	2,614
	43,079	35,716	34,403